Trade and Other Receivables, net - Schedule of Trade and Other Receivables, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Trade and other receivables, gross	$ 861,772	$ 897,329
Allowance for credit losses	(15,644)	(22,066)	$ (29,407)	$ (22,795)
Trade and other receivables, net	$ 846,128	$ 875,263